Retirement Plans Change in Fair Value of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 0	$ 0
Actual gain on plan assets	0	0
Employer contributions	11.9	11.5
Plan participant contributions	5.4	5.9
Benefits paid	(17.3)	(17.4)
Defined Benefit Plan, Settlements, Plan Assets	0	0
Foreign currency rate changes	0	0
Fair value of assets at end of year	0	0
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	3,480.2	2,919.4
Actual gain on plan assets	152.6	400.6
Employer contributions	188.9	367.5
Plan participant contributions	2.8	3.0
Benefits paid	(260.4)	(263.5)
Defined Benefit Plan, Settlements, Plan Assets	(1.1)	0
Foreign currency rate changes	(40.3)	53.2
Fair value of assets at end of year	3,522.7	3,480.2
Nonqualified Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions		$ 12.8